united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCK - 99.7%
	AEROSPACE / DEFENSE - 3.4%
165	Arconic, Inc.	$3,153
8	Boeing Co.	3,051
		6,204
	APPAREL - 6.5%
29	Carter's, Inc.	2,923
168	Hanesbrands, Inc.	3,004
25	PVH Corp.	3,049
34	VF Corp.	2,955
		11,931
	AUTO PARTS & EQUIPMENTS - 1.5%
20	Lear Corp.	2,714

	BANKS - 4.9%
42	Comerica, Inc.	3,079
188	KeyCorp.	2,961
209	Regions Financial Corp.	2,957
		8,997
	BIOTECHNOLOGY - 15.6%
29	Amgen, Inc.	5,509
25	Biogen, Inc.*	5,909
18	Illumina, Inc.*	5,592
13	Regeneron Pharmaceuticals, Inc.*	5,338
35	Vertex Pharmaceuticals, Inc.*	6,438
		28,786
	CHEMICALS - 1.7%
31	Celanese Corp.	3,057

	COMMERCIAL SERVICES - 1.7%
49	Robert Half International, Inc.	3,193

	COMPUTERS - 3.2%
46	DXC Technology Co.	2,958
43	NetApp, Inc.	2,982
		5,940
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
23	Ameriprise Financial, Inc.	2,946
7	BlackRock, Inc.	2,992
		5,938
	ELECTRIC - 1.7%
177	AES Corp.	3,200

	ELECTRONICS - 6.7%
35	Agilent Technologies, Inc.	2,813
121	FLIR Systems, Inc.	5,757
1	Mettler-Toledo International, Inc.*	723
37	TE Connectivity Ltd.	2,988
		12,281
	FOOD - 1.6%
26	Hershey Co.	2,986

	HEALTHCARE-PRODUCTS - 10.6%
37	Edwards Lifesciences Corp.*	7,079
62	ResMed, Inc.	6,446
30	Stryker Corp.	5,926
		19,451
	HEALTHCARE-SERVICES - 2.7%
9	Anthem, Inc.	2,583
46	Centene Corp.*	2,443
		5,026
	INSURANCE - 8.3%
60	First American Financial Corp.	3,090
60	Hartford Financial Services Group, Inc.	2,983
44	Progressive Corp.	3,172
34	Prudential Financial, Inc.	3,124
22	Travelers Cos, Inc.	3,018
		15,387

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	COMMON STOCKS - 99.7% (Continued)
	IRON / STEEL - 1.6%
33	Reliance Steel & Aluminum Co.	$2,979

	MACHINERY - DIVERSIFIED - 1.6%
19	Cummins, Inc.	3,000

	MISCELLANEOUS MANUFACTURING - 1.5%
56	Textron, Inc.	2,837

	PHARMACEUTICALS - 6.8%
8	AmerisourceBergen Corp.	636
135	Pfizer, Inc.	5,733
61	Zoetis, Inc.	6,141
		12,510
	RETAIL - 10.1%
88	Best Buy Co., Inc.	6,253
26	Costco Wholesale Corp.	6,296
3	Starbucks Corp.	223
86	Tapestry, Inc.	2,794
57	TJX Cos, Inc.	3,033
		18,599
	SEMICONDUCTORS - 3.3%
26	KLA-Tencor Corp.	3,105
24	Xilinx, Inc.	3,043
		6,148
	SHIPBUILDING - 1.5%
13	Huntington Ingalls Industries, Inc.	2,694

	TOTAL COMMON STOCK (Cost - $179,344)	183,858

	SHORT-TERM INVESTMENTS - 3.9%
	MONEY MARKET FUND - 3.9%
7,094	Fidelity Government Institutional Money Market Fund, Institutional Class, 2.30% **	7,094
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,094)

	TOTAL INVESTMENTS - 103.6% (Cost - $186,438)	$190,952
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6) %	(6,617)
	NET ASSETS - 100.0%	$184,335

* Non-Income producing security
** Interest rate reflects seven-day effective yield on March 31, 2019.

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Portfolio's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$183,858	$-	$-	$183,858
Money Market Fund	7,094	-	-	7,094
Total	$190,952	$-	$-	$190,952

The Portfolio did not hold any Level 2 or Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$193,899	$838	$(3,785)	$(2,947)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 05/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 05/29/19

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 05/29/19